Note 20 - Operating Segments - Summary of Financial Information for the Reportable Segments (Details) - USD ($)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Net Interest Income		$ 8,685,000	$ 8,305,000
Provision for Loan Losses		303,000	415,000
Net Interest Income after Provision for Loan Losses		8,382,000	7,890,000
Insurance commissions		419,000	430,000
Income from bank-owned life insurance		80,000	80,000
Net gain on loans held for sale		3,014,000	2,120,000
Gain on the sale of SBA loans		265,000	105,000
Unrealized losses on investment securities available for sale		(4,000)
(Loss) gain on sales and write-downs of other real estate owned		(221,000)	63,000
Total Non-Interest Income		4,953,000	3,947,000
Salaries and employee benefits		6,947,000	6,407,000
Directors’ fees and expenses		223,000	208,000
Occupancy and equipment		692,000	601,000
Data processing		508,000	398,000
Professional fees		416,000	365,000
FDIC deposit insurance assessment		15,000	186,000
Other real estate owned expenses		22,000	20,000
Advertising		195,000	217,000
Amortization of Intangible Assets, Total		49,000	48,000
Other		841,000	716,000
Total Non-Interest Expense		9,908,000	9,166,000
Pretax Segment Profit		3,427,000	2,671,000
Segment Assets		302,540,000	271,404,000
Mortgage Banking and Abstract Fees [Member]
Non-interest revenue		1,152,000	826,000
Real Estate Sales Commissions [Member]
Non-interest revenue		180,000	192,000
Other Fees and Services Fees [Member]
Non-interest revenue		68,000	131,000
Quaint Oak Bank [Member]
Net Interest Income	[1]	8,845,000	8,360,000
Provision for Loan Losses	[1]	303,000	415,000
Net Interest Income after Provision for Loan Losses	[1]	8,542,000	7,945,000
Insurance commissions	[1]	419,000	430,000
Income from bank-owned life insurance	[1]	80,000	80,000
Net gain on loans held for sale	[1]	1,000	5,000
Gain on the sale of SBA loans	[1]	265,000	105,000
Unrealized losses on investment securities available for sale		(4,000)
(Loss) gain on sales and write-downs of other real estate owned		(221,000)	63,000
Total Non-Interest Income	[1]	1,437,000	1,524,000
Salaries and employee benefits	[1]	5,768,000	5,237,000
Directors’ fees and expenses	[1]	223,000	208,000
Occupancy and equipment	[1]	478,000	441,000
Data processing	[1]	366,000	279,000
Professional fees	[1]	357,000	329,000
FDIC deposit insurance assessment	[1]	15,000	186,000
Other real estate owned expenses	[1]	22,000	20,000
Advertising	[1]	140,000	183,000
Amortization of Intangible Assets, Total	[1]	49,000	48,000
Other	[1]	780,000	657,000
Total Non-Interest Expense	[1]	8,198,000	7,588,000
Pretax Segment Profit	[1]	1,781,000	1,881,000
Segment Assets	[1]	286,986,000	261,490,000
Quaint Oak Bank [Member] | Mortgage Banking and Abstract Fees [Member]
Non-interest revenue	[1]	649,000	518,000
Quaint Oak Bank [Member] | Real Estate Sales Commissions [Member]
Non-interest revenue	[1]	180,000	192,000
Quaint Oak Bank [Member] | Other Fees and Services Fees [Member]
Non-interest revenue	[1]	68,000	131,000
Quaint Oak Bank, Mortgage [Member]
Net Interest Income		(160,000)	(55,000)
Provision for Loan Losses
Net Interest Income after Provision for Loan Losses		(160,000)	(55,000)
Insurance commissions
Income from bank-owned life insurance
Net gain on loans held for sale		3,013,000	2,115,000
Gain on the sale of SBA loans
Unrealized losses on investment securities available for sale
(Loss) gain on sales and write-downs of other real estate owned
Total Non-Interest Income		3,516,000	2,423,000
Salaries and employee benefits		1,179,000	1,170,000
Directors’ fees and expenses
Occupancy and equipment		214,000	160,000
Data processing		142,000	119,000
Professional fees		59,000	36,000
FDIC deposit insurance assessment
Other real estate owned expenses
Advertising		55,000	34,000
Amortization of Intangible Assets, Total
Other		61,000	59,000
Total Non-Interest Expense		1,710,000	1,578,000
Pretax Segment Profit		1,646,000	790,000
Segment Assets		15,554,000	9,914,000
Quaint Oak Bank, Mortgage [Member] | Mortgage Banking and Abstract Fees [Member]
Non-interest revenue		503,000	308,000
Quaint Oak Bank, Mortgage [Member] | Real Estate Sales Commissions [Member]
Non-interest revenue
Quaint Oak Bank, Mortgage [Member] | Other Fees and Services Fees [Member]
Non-interest revenue

[1]	Includes Quaint Oak Bancorp, Inc. and the Bank's Subsidiaries, Quaint Oak Real Estate, Quaint Oak Abstract, Quaint Oak Insurance Agency, and QOB Properties.